Outstanding Claims (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Claims and Benefits Outstanding Claims [Abstract]
Foreign exchange gain	$ 25,431	$ 6,131
Foreign exchange loss			$ 5,744